Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002

Dear Shareholder:

This semiannual report to shareholders of Morgan Stanley Real Estate Fund covers the six-month period ended May 31, 2002. During this period, much as in 2001, the real estate sector benefited from continued strong investor demand by a spectrum of constituents. These included yield-oriented investors, attracted to dividend payouts; larger institutional investors, drawn by the S&P 500 Index inclusion; small-cap investors, owing to REIT representation in the benchmarks; and dedicated investors as pension funds increased their allocations to real estate and new closed-end mutual funds.

Some argue that the primary investor motivation has been the attraction of the high dividend yield. Although Morgan Stanley Investment Management Inc., the Fund's sub-advisor, remains excited about the continued acceptance of public real estate securities as a meaningful allocation in the portfolio, it becomes more cautious when there is a discrepancy between near-term real estate fundamentals and REIT share prices. If, however, one holds a favorable view of real estate demand for 2003, the argument could be put forward that current share prices reflect the potentially higher net asset value (NAV) levels for 2003 based on improved levels of occupancy and rental growth. Another argument that may support the current valuation is the recent evidence of improved pricing in the private real estate markets. One obvious risk for the sector is that an increase in long-term interest rates may cause an exit by yield-oriented investors. In addition, a recovery in the broader equity markets may cause more-defensive investors to rotate out of the sector. Given current pricing, value investors may not be prepared to replace these REIT investors that may seek alternative investments.

Performance and Portfolio Strategy

For the six-month period ended May 31, 2002, the Fund's Class B shares produced a total return of 11.38 percent, compared to a return of 13.35 percent for the NAREIT Equity Index.* For the same period, the Fund's Class A, C and D shares produced total returns of 11.75 percent, 11.28 percent and 11.87 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
*The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. Past performance is no guarantee of future results. The Index does not include any expenses, fees or charges. Such costs would lower performance. The Index is an unmanaged benchmark of real investment trusts compiled by the National Association of Real Estate Investment Trusts and should not be considered an investment. Index performance is shown for informational purposes only and is not meant to represent the performance of any Morgan Stanley product.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

According to the sub-advisor, overweighted positions in the apartment and office sectors detracted from performance. The apartment sector continued to experience poor performance due to its short-term-lease exposure in an environment characterized by anemic demand owing to job losses, record levels of home buying and levels of supply that have not declined markedly. Office stocks underperformed as these companies lowered earnings expectations for 2002 because of a difficult leasing environment. An overweighted allocation to regional malls boosted performance. Malls appear most likely to be able to retain current occupancy levels, as their tenants are retailers that consider their leases to be vital and they need to look beyond a recession to position their stores. In addition, the REITs tend to own the higher-quality malls, which are in greater demand by retailers.

Returns in this period were driven somewhat by investors' preferences for current income, though not in as pronounced a form as in 2001. As a result, higher yielding REITs produced higher returns that were not supported by these companies' underlying fundamentals.

The sub-advisor continues to shape the portfolio with companies it believes offer attractive fundamental valuations relative to their underlying real estate value. Given the recent improvements in the economic outlook, the top-down weightings in the portfolio reflect some modest adjustments to the more defensive stance established in 2001. The sub-advisor curtailed its trend of reducing the weighting to the office sector. Although there is no return in demand immediately visible, the supply pipeline continues to slow dramatically and the stocks have become more attractively priced on a relative basis. The sub-advisor increased the Fund's weighting to hotels, given the improvements in fundamentals there, and increased its overweighted position in the mall sector as those stocks could continue to present an attractive alternative if occupancies remain favorable. The sub-advisor decreased the Fund's weighting to the multifamily sector. Although the sub-advisor expects demand could return quickly to this sector if employment turns, it remains disappointed that supply levels have not eased.

The sub-advisor remains more comfortable with companies that have strong balance sheets and those that achieve the bulk of their income from recurring property income. It remains cautious with regard to companies that have relied on a significant degree of income from sources other than recurring property income in order to meet their earnings estimates. The sub-advisor remains most comfortable with companies that own properties with long-term leases held by high-quality tenants and has been careful to adjust its models for companies that have occupancies well above market levels. The sub-advisor has selectively added to companies that can benefit from the improving economy and has utilized discounted equity offerings to add to a number of positions.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

Looking Ahead

MSIM's outlook for the REIT market is based on two key factors: the health of the physical property markets and the public market pricing for the securities. The private real estate markets have weakened as a result of a continued anemic level of demand. Vacancy rates have increased, and the economic weakness is likely to reinforce a challenging environment for developers to complete the leasing of new properties. Nonetheless, despite continued weakness in real estate fundamentals, the sub-advisor does not expect property values to be negatively affected. There are few distressed sellers of real estate, as financing levels are appropriate and interest rates remain low, and there is a significant amount of capital attempting to buy real estate assets. The latter point is an important theme for the real estate market, because the sector has drawn significant capital due to its relative attractiveness versus other investments, particularly from domestic pension funds and certain offshore funds. Buyers therefore have newfound liquidity at a time when there is very little property for sale. Not surprisingly, the result has been firm real estate valuations despite weak underlying fundamentals.

The public market pricing reflects a sector that is trading at a modest premium to its current private real estate valuation. However, these NAV estimates are based upon the current weakened levels of occupancy. If there is a dramatic slowdown in new supply and real estate demand does recover, the sub-advisor would expect to see occupancy rates recover. MSIM expects to see funds continue to flow into the sector and believes that this premium can be sustainable. However, a continued stream of equity issuance and the risk of higher interest rates may temper any significant premium expansion.

We appreciate your ongoing support of Morgan Stanley Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Real Estate Fund

ANNUAL HOUSEHOLDING NOTICE - MAY 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Real Estate Fund
FUND PERFORMANCE - MAY 31, 2002

              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 5/31/02
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                      15.62%(1)    9.55%(2)
Since Inception (4/28/99)   11.77%(1)    9.84%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                      14.63%(1)   13.63%(2)
Since Inception (4/28/99)   10.86%(1)   10.86%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                      14.73%(1)    9.73%(2)
Since Inception (4/28/99)   10.88%(1)   10.36%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                      15.80%(1)
Since Inception (4/28/99)   12.07%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (94.8%)
              Hotels/Resorts/
              Cruiselines (6.6%)
  159,200     Hilton Hotels Corp. .....  $  2,260,640
    7,332     Interstate Hotels
               Corp. ..................        25,883
  215,093     Starwood Hotels & Resorts
               Worldwide, Inc. ........     7,612,141
  313,200     Wyndham International,
               Inc. (Class A)*.........       360,180
                                         ------------
                                           10,258,844
                                         ------------
              Real Estate Development
              (0.4%)
   16,800     Forest City Enterprise,
               Inc. (Class A)..........       644,280
                                         ------------
              Real Estate
              Industrial/Office (3.9%)
  290,600     Brookfield Properties
               Corp. (Canada)..........     6,101,756
                                         ------------
              Real Estate - Other
              (0.0%)
  166,300     Frontline Capital
               Group*..................       --
                                         ------------
              REIT - Diversified (2.7%)
   62,100     Crescent Real Estate
               Equities, Inc. .........     1,210,950
   67,300     Vornado Realty Trust.....     2,991,485
                                         ------------
                                            4,202,435
                                         ------------
              REIT - Industrial/
              Office (29.6%)
  119,800     AMB Property Corp. ......     3,492,170
  215,300     Arden Realty, Inc. ......     5,813,100
  114,900     Boston Properties,
               Inc. ...................     4,710,900
   95,000     CarrAmerica Realty
               Corp. ..................     2,992,500
  391,195     Equity Office Properties
               Trust...................    11,790,616

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   68,900     Great Lakes REIT,
               Inc. ...................  $  1,185,080
   66,800     Kilroy Realty Corp. .....     1,792,244
   12,000     Koger Equity, Inc. ......       224,400
   94,800     Mack-Cali Realty
               Corp. ..................     3,301,884
   27,900     Prime Group Realty
               Trust...................       189,720
  169,110     ProLogis Trust...........     4,050,185
   49,000     Reckson Associates Realty
               Corp. ..................     1,232,350
   54,100     SL Green Realty Corp. ...     1,936,780
  177,100     Trizec Properties,
               Inc. ...................     3,046,120
                                         ------------
                                           45,758,049
                                         ------------
              REIT - Lodging/
              Resorts (3.7%)
  402,400     Host Marriot Corp. ......     4,619,552
   91,800     Innkeepers USA Trust.....       933,606
   27,700     La Quinta Properties,
               Inc. ...................       208,027
                                         ------------
                                            5,761,185
                                         ------------
              REIT - Residential
              (23.2%)
   39,900     Amli Residential
               Properties Trust........       972,762
   51,300     Apartment Investment &
               Management Co. (Class
               A)......................     2,389,554
  229,607     Archstone-Smith Trust....     6,201,685
  181,500     Avalonbay Communities,
               Inc. ...................     8,595,840
   46,850     Chateau Communities,
               Inc. ...................     1,412,528
  234,700     Equity Residential
               Properties Trust........     6,792,218
   71,100     Essex Property Trust,
               Inc. ...................     3,643,875
   58,600     Manufactured Home
               Communities, Inc. ......     2,005,878
   80,200     Post Properties, Inc. ...     2,486,200
   65,100     Summit Properties
               Inc. ...................     1,474,515
                                         ------------
                                           35,975,055
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Retail (18.2%)
  153,000     Burnham Pacific
               Properties, Inc.*.......  $    215,730
   16,100     CBL & Associates
               Properties, Inc. .......       608,580
    1,200     Chealsea Property Group,
               Inc. ...................        36,120
  126,700     Federal Realty Investment
               Trust...................     3,471,580
   78,900     General Growth
               Properties, Inc. .......     3,836,907
   10,400     JDN Realty Corp. ........       128,648
    1,800     Kimco Realty Corp. ......        57,420
   64,800     Macerich Co. (The).......     1,850,040
    2,200     Regency Centers Corp. ...        64,592
  137,400     Rouse Co. (The)..........     4,582,290
  260,300     Simon Property Group,
               Inc. ...................     8,868,421
  292,000     Taubman Centers, Inc. ...     4,350,800
    1,600     U.S. Restaurant
               Properties, Inc. .......        22,976
                                         ------------
                                           28,094,104
                                         ------------
              REIT  - Specialty (0.2%)
   13,200     Capital Automotive
               REIT....................       316,140
                                         ------------
              REIT - Storage (6.3%)
  197,500     Public Storage, Inc. ....     7,256,150
   69,500     Shurgard Storage Centers,
               Inc. (Class A)..........     2,429,025
                                         ------------
                                            9,685,175
                                         ------------
              Total Common Stocks
              (Cost $130,329,075)......   146,797,023
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (5.6%)
              Repurchase Agreement
 $  8,636     Joint repurchase
               agreement account 1.83%
               due 06/03/02 (dated
               05/31/02; proceeds
               $8,637,317) (a)
               (Cost $8,636,000).......  $  8,636,000
                                         ------------

Total Investments
(Cost $138,965,075) (b).....   100.4%     155,433,023
Liabilities in Excess of
Other Assets................   (0.4)         (667,804)
                               -----     ------------
Net Assets..................   100.0%    $154,765,219
                               =====     ============

---------------------------------------------------
   REIT Real Estate Investment Trust.
   *   Non-Income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
       The aggregate gross unrealized appreciation is $20,272,618 and the aggregate gross unrealized depreciation is $3,804,670, resulting in net unrealized appreciation of $16,467,948.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $138,965,075).......................................  $155,433,023
Cash........................................................        43,425
Receivable for:
    Shares of beneficial interest sold......................       963,655
    Investments sold........................................       159,970
    Dividends...............................................        39,316
Prepaid expenses and other assets...........................       169,043
                                                              ------------
    Total Assets............................................   156,808,432
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,596,037
    Shares of beneficial interest repurchased...............       143,066
    Investment management fee...............................       126,719
    Distribution fee........................................        98,791
Accrued expenses and other payables.........................        78,600
                                                              ------------
    Total Liabilities.......................................     2,043,213
                                                              ------------
    Net Assets..............................................  $154,765,219
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $136,376,228
Net unrealized appreciation.................................    16,467,948
Accumulated undistributed net investment income.............       312,813
Accumulated undistributed net realized gain.................     1,608,230
                                                              ------------
    Net Assets..............................................  $154,765,219
                                                              ============
Class A Shares:
Net Assets..................................................    $9,864,679
Shares Outstanding (unlimited authorized, $.01 par value)...       826,434
    Net Asset Value Per Share...............................        $11.94
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.60
                                                              ============
Class B Shares:
Net Assets..................................................  $108,108,382
Shares Outstanding (unlimited authorized, $.01 par value)...     9,088,530
    Net Asset Value Per Share...............................        $11.90
                                                              ============
Class C Shares:
Net Assets..................................................    $9,564,971
Shares Outstanding (unlimited authorized, $.01 par value)...       803,638
    Net Asset Value Per Share...............................        $11.90
                                                              ============
Class D Shares:
Net Assets..................................................   $27,227,187
Shares Outstanding (unlimited authorized, $.01 par value)...     2,278,903
    Net Asset Value Per Share...............................        $11.95
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2002 (unaudited)

Net Investment Income:

Income
Dividends (net of $5,887 foreign withholding tax)...........  $ 3,503,775
Interest....................................................       50,042
                                                              -----------
    Total Income............................................    3,553,817
                                                              -----------
Expenses
Investment management fee...................................      656,847
Distribution fee (Class A shares)...........................       10,703
Distribution fee (Class B shares)...........................      473,890
Distribution fee (Class C shares)...........................       41,695
Transfer agent fees and expenses............................       74,280
Registration fees...........................................       37,736
Professional fees...........................................       30,787
Shareholder reports and notices.............................       30,376
Custodian fees..............................................       11,685
Trustees' fees and expenses.................................        5,886
Other.......................................................        4,517
                                                              -----------
    Total Expenses..........................................    1,378,402
                                                              -----------
    Net Investment Income...................................    2,175,415
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain on investments............................    2,055,452
Capital gain distributions received.........................       24,534
                                                              -----------
    Net Realized Gain.......................................    2,079,986
Net change in unrealized appreciation.......................    9,488,666
                                                              -----------
    Net Gain................................................   11,568,652
                                                              -----------
Net Increase................................................  $13,744,067
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                              MAY 31, 2002   NOVEMBER 30, 2001
                                                              ------------     ------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 2,175,415      $  2,754,584
Net realized gain...........................................    2,079,986         5,964,792
Net change in unrealized appreciation.......................    9,488,666         2,397,732
                                                              ------------     ------------
    Net Increase............................................   13,744,067        11,117,108
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (143,264)         (297,622)
    Class B shares..........................................   (1,273,826)       (1,976,372)
    Class C shares..........................................     (112,428)         (176,155)
    Class D shares..........................................     (333,084)         (313,002)
Net realized gain
    Class A shares..........................................     (358,404)          (45,836)
    Class B shares..........................................   (3,963,998)         (363,592)
    Class C shares..........................................     (343,510)          (34,309)
    Class D shares..........................................     (684,085)          (35,985)
                                                              ------------     ------------
    Total Dividends and Distributions.......................   (7,212,599)       (3,242,873)
                                                              ------------     ------------

Net increase from transactions in shares of beneficial
  interest..................................................   32,041,715        11,321,642
                                                              ------------     ------------

    Net Increase............................................   38,573,183        19,195,877
Net Assets:
Beginning of period.........................................  116,192,036        96,996,159
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $312,813 and $0, respectively)...........................  $154,765,219     $116,192,036
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 (UNAUDITED) continued

coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 (UNAUDITED) continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,421,815 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $127,652 and $254, respectively and received $26,102 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2002 aggregated $38,548,736 and $13,834,828, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

As of November 30, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                       ENDED
                                                          MAY 31, 2002                 NOVEMBER 30, 2001
                                                    -------------------------       ------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES       AMOUNT
                                                    ----------   ------------       ----------   -----------
CLASS A SHARES
Sold..............................................     154,777   $  1,816,203        2,071,809   $23,454,552
Reinvestment of dividends and distributions.......      43,033        474,852           28,644       312,466
Redeemed..........................................     (61,361)      (702,720)      (2,356,663)  (26,679,493)
                                                    ----------   ------------       ----------   -----------
Net increase (decrease) - Class A.................     136,449      1,588,335         (256,210)   (2,912,475)
                                                    ----------   ------------       ----------   -----------
CLASS B SHARES
Sold..............................................   2,564,339     29,831,893        8,843,382    99,934,013
Reinvestment of dividends and distributions.......     395,825      4,353,345          167,281     1,822,334
Redeemed..........................................  (1,487,124)   (17,184,413)      (8,553,484)  (96,393,087)
                                                    ----------   ------------       ----------   -----------
Net increase - Class B............................   1,473,040     17,000,825          457,179     5,413,262
                                                    ----------   ------------       ----------   -----------
CLASS C SHARES
Sold..............................................     190,951      2,208,058          241,186     2,722,085
Reinvestment of dividends and distributions.......      36,729        404,429           16,819       183,270
Redeemed..........................................     (84,427)      (974,201)        (241,583)   (2,665,354)
                                                    ----------   ------------       ----------   -----------
Net increase - Class C............................     143,253      1,638,286           16,422       240,001
                                                    ----------   ------------       ----------   -----------
CLASS D SHARES
Sold..............................................   1,194,262     13,873,606        1,010,636    11,363,767
Reinvestment of dividends and distributions.......      79,934        885,421           27,835       303,614
Redeemed..........................................    (253,843)    (2,944,758)        (273,831)   (3,086,527)
                                                    ----------   ------------       ----------   -----------
Net increase - Class D............................   1,020,353     11,814,269          765,440     8,580,854
                                                    ----------   ------------       ----------   -----------
Net increase in Fund..............................   2,773,095   $ 32,041,715          982,831   $11,321,642
                                                    ==========   ============       ==========   ===========

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR        FOR THE YEAR       APRIL 28, 1999*
                                                  MONTHS ENDED         ENDED               ENDED              THROUGH
                                                  MAY 31, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                  ------------   -----------------   -----------------   -----------------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period............     $11.39           $10.51              $ 8.63              $10.00
                                                     ------           ------              ------              ------

Income (loss) from investment operations:
    Net investment income++.....................       0.22             0.35                0.31                0.21
    Net realized and unrealized gain (loss).....       1.05             0.93                2.00               (1.38)
                                                     ------           ------              ------              ------

Total income (loss) from investment
  operations....................................       1.27             1.28                2.31               (1.17)
                                                     ------           ------              ------              ------

Less dividends and distributions from:
    Net investment income.......................      (0.20)           (0.35)              (0.33)              (0.20)
    Net realized gain...........................      (0.52)           (0.05)              (0.04)                --
    Paid-in-capital.............................        --               --                (0.06)                --
                                                     ------           ------              ------              ------

Total dividends and distributions...............      (0.72)           (0.40)              (0.43)              (0.20)
                                                     ------           ------              ------              ------

Net asset value, end of period..................     $11.94           $11.39              $10.51              $ 8.63
                                                     ======           ======              ======              ======

Total Return+...................................      11.75%(1)        12.38%              27.46%             (11.88)%(1)

Ratios to Average Net Assets(3):
Expenses........................................       1.55%(2)         1.54%               1.71%               1.81 %(2)

Net investment income...........................       3.86%(2)         3.19%               3.20%               3.59 %(2)

Supplemental Data:
Net assets, end of period, in thousands.........     $9,865           $7,860              $9,943              $5,634

Portfolio turnover rate.........................         11%(1)           40%                 57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR        FOR THE YEAR       APRIL 28, 1999*
                                                  MONTHS ENDED         ENDED               ENDED              THROUGH
                                                  MAY 31, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                  ------------   -----------------   -----------------   -----------------
                                                  (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period............      $11.36           $10.49              $ 8.62              $10.00
                                                      ------           ------              ------              ------
Income (loss) from investment operations:
    Net investment income++.....................        0.18             0.27                0.24                0.16
    Net realized and unrealized gain (loss).....        1.04             0.92                1.99               (1.37)
                                                      ------           ------              ------              ------
Total income (loss) from investment
 operations.....................................        1.22             1.19                2.23               (1.21)
                                                      ------           ------              ------              ------
Less dividends and distributions from:
    Net investment income.......................       (0.16)           (0.27)              (0.27)              (0.17)
    Net realized gain...........................       (0.52)           (0.05)              (0.04)                --
    Paid-in-capital.............................         --              --                 (0.05)                --
                                                      ------           ------              ------              ------
Total dividends and distributions...............       (0.68)           (0.32)              (0.36)              (0.17)
                                                      ------           ------              ------              ------
Net asset value, end of period..................      $11.90           $11.36              $10.49              $ 8.62
                                                      ======           ======              ======              ======
Total Return+...................................       11.38%(1)        11.41%              26.41%             (12.27)%(1)
Ratios to Average Net Assets(3):
Expenses........................................        2.30%(2)         2.36%               2.46%               2.56 %(2)
Net investment income...........................        3.11%(2)         2.37%               2.45%               2.84 %(2)
Supplemental Data:
Net assets, end of period, in thousands.........    $108,108          $86,479             $75,101             $59,645
Portfolio turnover rate.........................          11%(1)           40%                 57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR        FOR THE YEAR       APRIL 28, 1999*
                                                  MONTHS ENDED         ENDED               ENDED              THROUGH
                                                  MAY 31, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                  ------------   -----------------   -----------------   -----------------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period............     $11.36           $10.50              $ 8.62              $10.00
                                                     ------           ------              ------              ------
Income (loss) from investment operations:
    Net investment income++.....................       0.18             0.27                0.26                0.16
    Net realized and unrealized gain (loss).....       1.04             0.91                1.98               (1.38)
                                                     ------           ------              ------              ------
Total income (loss) from investment
 operations.....................................       1.22             1.18                2.24               (1.22)
                                                     ------           ------              ------              ------
Less dividends and distributions from:
    Net investment income.......................      (0.16)           (0.27)              (0.27)              (0.16)
    Net realized gain...........................      (0.52)           (0.05)              (0.04)                --
    Paid-in-capital.............................        --               --                (0.05)                --
                                                     ------           ------              ------              ------
Total dividends and distributions...............      (0.68)           (0.32)              (0.36)              (0.16)
                                                     ------           ------              ------              ------
Net asset value, end of period..................     $11.90           $11.36              $10.50              $ 8.62
                                                     ======           ======              ======              ======
Total Return+...................................      11.28%(1)        11.39%              26.50%             (12.29)%(1)
Ratios to Average Net Assets(3):
Expenses........................................       2.30%(2)         2.36%               2.46%               2.56 %(2)
Net investment income...........................       3.11%(2)         2.37%               2.45%               2.84 %(2)
Supplemental Data:
Net assets, end of period, in thousands.........     $9,565           $7,504              $6,759              $7,698
Portfolio turnover rate.........................         11%(1)           40%                 57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR        FOR THE YEAR       APRIL 28, 1999*
                                                  MONTHS ENDED         ENDED               ENDED              THROUGH
                                                  MAY 31, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                  ------------   -----------------   -----------------   -----------------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period............     $11.40            $10.53             $ 8.64              $ 10.00
                                                     ------            ------             ------              -------
Income (loss) from investment operations:
    Net investment income++.....................       0.23              0.37               0.27                 0.15
    Net realized and unrealized gain (loss).....       1.06              0.93               2.08                (1.30)
                                                     ------            ------             ------              -------
Total income (loss) from investment
 operations.....................................       1.29              1.30               2.35                (1.15)
                                                     ------            ------             ------              -------
Less dividends and distributions from:
    Net investment income.......................      (0.22)            (0.38)             (0.36)               (0.21)
    Net realized gain...........................      (0.52)            (0.05)             (0.04)                 --
    Paid-in-capital.............................        --                --               (0.06)                 --
                                                     ------            ------             ------              -------
Total dividends and distributions...............      (0.74)            (0.43)             (0.46)               (0.21)
                                                     ------            ------             ------              -------
Net asset value, end of period..................     $11.95            $11.40             $10.53              $  8.64
                                                     ======            ======             ======              =======
Total Return++..................................      11.87%(1)         12.58%             27.88%              (11.69)%(1)
Ratios to Average Net Assets(3):
Expenses........................................       1.30%(2)          1.36%              1.46%                1.56 %(2)
Net investment income...........................       4.11%(2)          3.37%              3.45%                3.84 %(2)
Supplemental Data:
Net assets, end of period, in thousands.........    $27,227           $14,349             $5,193                  $26
Portfolio turnover rate.........................         11%(1)            40%                57%                  27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management, Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Real Estate Fund

Semiannual Report
May 31, 2002

36068RPT